SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2017 USD ($) segment	Feb. 29, 2016 USD ($)
Segmented Information
Number of Segments | segment	1
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 2,853	$ 4,325
Percentage of Total Net Book Value	100.00%	100.00%
Total revenues by geographic location
Total Revenue	$ 43,916	$ 86,295
Percentage of Revenues	100.00%	100.00%
Product Sales	$ 32,742	$ 70,491
Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	32,786	48,673
Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	11,130	37,622
Canada
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 1,586	$ 1,860
Percentage of Total Net Book Value	56.00%	43.00%
Total revenues by geographic location
Total Revenue	$ 2,648	$ 2,255
Percentage of Revenues	6.00%	3.00%
Canada | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 2,648	$ 2,255
Europe, Middle East & Africa
Total revenues by geographic location
Total Revenue	$ 15,112	$ 37,862
Percentage of Revenues	34.00%	44.00%
Europe, Middle East & Africa | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 4,825	$ 6,753
Europe, Middle East & Africa | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	10,287	31,109
India
Total revenues by geographic location
Total Revenue	$ 4,692	$ 17,780
Percentage of Revenues	11.00%	21.00%
India | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 4,391	$ 13,993
India | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	301	3,787
Unites States
Total revenues by geographic location
Total Revenue	$ 13,261	$ 19,596
Percentage of Revenues	30.00%	23.00%
Unites States | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 13,261	$ 19,577
Unites States | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue		19
Malaysia
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 786	$ 1,492
Percentage of Total Net Book Value	28.00%	34.00%
Rest of World
Total revenues by geographic location
Total Revenue	$ 8,203	$ 8,802
Percentage of Revenues	19.00%	9.00%
Rest of World | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 7,661	$ 6,095
Rest of World | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	542	2,707
Other
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 481	$ 973
Percentage of Total Net Book Value	16.00%	23.00%